LEASES AND OTHER COMMITMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Purchase obligations:
2015	$ 246
2016	87
2017	65
2018	51
2019	33
Thereafter	7
Operating Leased Assets [Line Items]
Rent expense for all operating leases	71	71	68
Future minimum rental payments:
2015	47
2016	45
2017	41
2018	37
2019	32
Thereafter	127
Corporate Headquarters and Primary Research and Development Facility [Member]
Future minimum rental payments:
2015	10
2016	11
2017	11
2018	11
2019	11
Thereafter	$ 69